Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Interest income:
Loans, including fees	$ 4,115	$ 3,526	$ 12,123	$ 10,191
Securities, taxable	566	455	1,641	1,385
Securities, tax-exempt	403	365	1,177	1,099
Federal bank and other restricted stocks	19	20	63	60
Federal funds sold and interest-bearing deposits in financial institutions	16	28	73	93
Total interest and dividend income	5,119	4,394	15,077	12,828
Interest expense:
Deposits	749	300	1,881	801
Short-term borrowings	10	64	38	176
Federal Home Loan Bank advances	118	63	243	171
Total interest expense	877	427	2,162	1,148
Net interest income	4,242	3,967	12,915	11,680
Provision for loan losses	105	100	(555)	250
Net interest income after provision for loan losses	4,137	3,867	13,470	11,430
Other income:
Noninterest income (in scope of Topic 606)	702	659	2,196	2,009
Bank owned life insurance income	66	66	203	202
Securities gains, net	1	(5)	561	33
Other	157	128	535	408
Total non-interest income	860	802	3,299	2,513
Other expenses:
Salaries and employee benefits	2,129	1,950	6,203	5,726
Occupancy and equipment	543	481	1,546	1,401
Data processing expenses	154	153	461	448
Debit card processing expenses	182	186	565	554
Professional and director fees	140	131	481	370
FDIC assessments	38	42	114	134
Franchise taxes	89	84	266	252
Marketing and advertising	87	86	322	225
Telephone and communications	65	76	201	233
Other	385	392	1,217	1,191
Total noninterest expenses	3,812	3,581	11,376	10,534
Income before income taxes and equity in undistributed net income of subsidiary	1,185	1,088	5,393	3,409
Income tax expense	150	175	836	910
Net income	$ 1,035	$ 913	$ 4,557	$ 2,499
Basic and diluted earnings per share (in dollars per share)	$ 0.38	$ 0.33	$ 1.67	$ 0.92
Deposit Account [Member]
Other income:
Noninterest income (in scope of Topic 606)	$ 298	$ 286	$ 935	$ 895
Debit Card [Member]
Other income:
Noninterest income (in scope of Topic 606)	$ 338	$ 327	$ 1,065	$ 975